Organization and Nature of Operations (Details Narrative) (10Q) - Membership Interest Purchase Agreement [Member]	Dec. 31, 2018
Aether Water Systems, LLC [Member]
Noncontrolling interest, percentage	100.00%
Biocon Acquisition [Member]
Noncontrolling interest, percentage	100.00%